Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt.
Long-term Debt

8.     Long-term Debt

On October 1, 2020, DoubleVerify Inc., as borrower (the “Borrower”), and MidCo, as guarantor, entered into an amendment and restatement agreement with the banks and other financial institutions party thereto, as lenders, and Capital One, National Association, as administrative agent, letter of credit issuer and swing lender, and others, to (i) amend and restate the Prior Credit Agreement as defined in the Prospectus (the Prior Credit Agreement, as amended and restated on October 1, 2020, the “Credit Agreement”) and (ii) replace the Prior Credit Facilities (as defined in the Prospectus) with a new senior secured revolving credit facility (the “New Revolving Credit Facility”) in an aggregate principal amount of $150.0 million (with a letter of credit facility of up to $15.0 million as a sublimit). Subject to certain terms and conditions, the Borrower is entitled to request additional term loan facilities or increases in the revolving credit commitments under the New Revolving Credit Facility. The New Revolving Credit Facility is payable in quarterly installments for interest, with the principal balance due in full at maturity on October 1, 2025. Additional fees paid quarterly include fees for the unused revolving facility and unused letter of credit. The commitment fee on any unused balance is payable periodically and may range from 0.25% to 0.40% based upon the total net leverage ratio. The New Revolving Credit Facility bears interest at LIBOR plus 2.25%, which may vary from time to time based on the Borrower’s total net leverage ratio calculated in accordance with the Credit Agreement.

The New Revolving Credit Facility contains a number of significant negative covenants. Subject to certain exceptions, these covenants require the Borrower to comply with certain requirements and restrictions to, among other things: incur indebtedness; create liens; engage in mergers or consolidations; make investments, loans and advances; pay dividends or other distributions and repurchase capital stock; sell assets; engage in certain transactions with affiliates; enter into sale and leaseback transactions; and make certain accounting changes. As a result of these restrictions, substantially all of the net assets of the Borrower are restricted from distribution to the Company or any of its holders of equity.

The New Revolving Credit Facility has a first priority lien on substantially all of the assets of MidCo, the Borrower and Ad-Juster, Inc., the Company’s indirect subsidiary. The New Revolving Credit Facility requires the Borrower to remain in compliance with a maximum total net leverage ratio and a minimum fixed charge coverage ratio as defined in the Credit Agreement.

As of September 30, 2021, the maximum total net leverage ratio and minimum fixed charge coverage ratio is 3.5x and 1.25x, respectively. The Borrower is in compliance with all covenants under the New Revolving Credit Facility as of September 30, 2021.

On April 30, 2021 the Company used a portion of the proceeds from the IPO and the concurrent private placement to pay the outstanding balance. As of September 30, 2021 and December 31, 2020, there was $0 outstanding and $22.0 million outstanding under the New Revolving Credit Facility, respectively.

8. Long-term Debt

On September 20, 2017, DoubleVerify, as borrower, and Midco, as guarantor, entered into a senior secured credit facility with Capital One, National Association consisting of a $30 million term loan facility, a revolving loan facility of up to $7 million (collectively, the “Old Credit Facilities”), and a letter of credit facility of up to $3 million as a sublimit of the revolving loan facility.

On July 31, 2018, DoubleVerify, as borrower, and Midco, as guarantor, entered into an amended and restated credit agreement (the “Prior Credit Agreement”) that amended and replaced the Old Credit Facilities, providing for a $55 million term loan facility with Capital One, National Association (the “Prior Term Loan”), a $20 million delayed draw term loan facility (the “Prior Delayed Draw Term Loan”), a revolving loan facility of up to $20 million (the “Prior Revolver” and, collectively with the Prior Term Loan and the Prior Delayed Draw Term Loan, the “Prior Credit Facilities”), and a letter of credit facility of up to $5 million as a sublimit of the Prior Revolver. The Prior Credit Facilities were used to refinance the Old Credit Facilities. The Prior Credit Facilities were payable in quarterly installments of $0.1 million, had an interest rate of LIBOR plus 3.75%, and were due in full at maturity on July 31, 2023.

On October 1, 2020, DoubleVerify, as borrower, and Midco, as guarantor, entered into an amendment and restatement agreement with the banks and other financial institutions party thereto, as lenders, and Capital One, National Association, as administrative agent, letter of credit issuer and swing lender, and others, to (i) amend and restate the Prior Credit Agreement (the Prior Credit Agreement, as amended and restated on October 1, 2020, the “Credit Agreement”) and (ii) replace the Prior Credit Facilities with a new senior secured revolving credit facility (the “New Revolving Credit Facility”) in an aggregate principal amount of $150.0 million (with a letter of credit facility of up to $15.0 million as a sublimit). Subject to certain terms and conditions, the Borrower is entitled to request additional term loan facilities or increases in the revolving credit commitments under the New Revolving Credit Facility. The New Revolving Credit Facility is payable in quarterly installments for interest, with the principal balance due in full at maturity on October 1, 2025. Additional fees paid quarterly include fees for the unused revolving facility and unused letter of credit. The commitment fee on any unused balance is payable periodically and may range from 0.25% to 0.40% based upon the total net leverage ratio. The New Revolving Credit Facility bears interest at LIBOR plus 2.25%, which may vary from time to time based on DoubleVerify’s total net leverage ratio calculated in accordance with the Credit Agreement.

In connection with the amended and restated agreement, the Company recorded a loss on extinguishment of $0.4 million in Interest expense (income) in the Consolidated Statements of Operations and Comprehensive Income.

The New Revolving Credit Facility contains a number of significant negative covenants. Subject to certain exceptions, these covenants require DoubleVerify to comply with certain requirements and restrictions to, among other things: incur indebtedness; create liens; engage in mergers or consolidations; make investments, loans and advances; pay dividends or other distributions and repurchase capital stock; sell assets; engage in certain transactions with affiliates; enter into sale and leaseback transactions; and make certain accounting changes. As a result of these restrictions, substantially all of the net assets of DoubleVerify are restricted from distribution to the Company or any of its holders of equity.

The New Revolving Credit Facility has a first priority lien on substantially all of the assets of Midco, DoubleVerify and Ad-Juster, Inc., the Company’s indirect subsidiary. The New Revolving Credit Facility requires DoubleVerify to remain in compliance with a maximum total net leverage ratio and a minimum fixed charge coverage ratio as defined in the Credit Agreement.

Maximum total net leverage ratio is measured as consolidated total net indebtedness divided by consolidated adjusted earnings before interest, taxes, depreciation and amortization for the most recently ended twelve-month period for which financial statement have been delivered, as defined by the Credit Agreement.

Minimum fixed charge coverage ratio is measured as the ratio of consolidated adjusted earnings before interest, taxes, depreciation, and amortization for the most recently ended twelve-month period for which financial statements have been delivered less the sum of consolidated capital expenditures, taxes, management fees, and restricted payments to consolidated interest expense for such period plus schedule principal payments of indebtedness, as defined by the Credit Agreement.

As of December 31, 2020, the maximum total net leverage ratio and minimum fixed charge coverage ratio is 3.5x and 1.25x, respectively. DoubleVerify is in compliance with all covenants under the New Revolving Credit Facility as of December 31, 2020.

DoubleVerify drew $90.0 million on the New Revolving Credit Facility at the close of the transaction to pay off the Prior Credit Facilities balance of $73.6 million as of September 30, 2020 and fund the repurchase of a former executive’s time-based options, as described in Footnote 12, Stock-Based Compensation for more information. On December 24, 2020, DoubleVerify paid $68.0 million of its outstanding balance under the New Revolving Credit Facility. As of December 31, 2020, $22.0 million was outstanding under the New Revolving Credit Facility due at maturity.